Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On January 11, 2019, the Company filed a Form S-8 to register an aggregate of 2,000,000 common shares with par value of $0.001 per share, which is expected to issued and authorized under the Company’s 2018 Share Incentive Plan.

In January, February and April 2019, the Company entered into three short-term loan agreements with Bank of Beijing to borrow an aggregate amount of approximately $2.2 million (RMB 15.0 million).

In March 2019, the Company signed a long-term loan agreement with Dongfang Rural Credit Cooperative to borrow approximately $727,000 (RMB 5.0 million).